UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA    July 29, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      126

Form 13F Information Table Entry Total:       $529672



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

3M Company	COM	88579Y101	1303	13739	Sh		Sole		13739	0	0
Abbott Laboratories	COM	002824100	8799	167227	Sh		Sole		167227	0	0
Ace Limited	SHS	H0023R105	10332	156968	Sh		Sole		156968	0	0
Agnico Eagle Mines	COM	008474108	5256	83264	Sh		Sole		83264	0	0
Akamai Technologies Inc	COM	00971T101	6214	197470	Sh		Sole		197470	0	0
Amphenol Corp Cl A	CL A	032095101	1669	30921	Sh		Sole		30921	0	0
Apache Corporation	COM	037411105	426	3452	Sh		Sole		3452	0	0
Apple Computer Inc	COM	037833100	1282	3818	Sh		Sole		3818	0	0
Aspen Technology Inc	COM	045327103	6310	367287	Sh		Sole		367287	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	1005	20065	Sh		Sole		20065	0	0
AT&T Incorporated	COM	00206R102	819	26069	Sh		Sole		26069	0	0
Automatic Data Processing Inc	COM	053015103	4042	76719	Sh		Sole		76719	0	0
Barrick Gold Corp	COM	067901108	315	6950	Sh		Sole		6950	0	0
Becton Dickinson & Co	COM	075887109	306	3547	Sh		Sole		3547	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	6154	53	Sh		Sole		53	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	1619	20925	Sh		Sole		20925	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	1300	29353	Sh		Sole		29353	0	0
Bristol Myers Squibb Co	COM	110122108	654	22595	Sh		Sole		22595	0	0
Brown Forman Corp Cl B	CL B	115637209	224	3000	Sh		Sole		3000	0	0
Brown-Forman Corp Cl A	CL A	115637100	360	5000	Sh		Sole		5000	0	0
Carmax Incorporated	COM	143130102	6155	186124	Sh		Sole		186124	0	0
Caterpillar Incorporated	COM	149123101	261	2450	Sh		Sole		2450	0	0
Central Fund Canada	CL A	153501101	7195	353193	Sh		Sole		353193	0	0
Central Vermont Public Service Corp	COM	155771108	5451	150800	Sh		Sole		150800	0	0
CH Robinson Worldwide Inc	COM NEW	12541W209	331	4200	Sh		Sole		4200	0	0
ChevronTexaco Corp	COM	166764100	9626	93598	Sh		Sole		93598	0	0
Cisco Systems Inc	COM	17275R102	2325	148965	Sh		Sole		148965	0	0
Clean Harbors Inc	COM	184496107	6335	61352	Sh		Sole		61352	0	0
Coca Cola Company	COM	191216100	2450	36404	Sh		Sole		36404	0	0
Colgate Palmolive Co	COM	194162103	9773	111804	Sh		Sole		111804	0	0
Comcast Corp Cl A Special	CL A SPL	20030N200	209	8625	Sh		Sole		8625	0	0
ConocoPhillips	COM	20825C104	4269	56782	Sh		Sole		56782	0	0
Core Laboratories NV	COM	N22717107	12773	114512	Sh		Sole		114512	0	0
"Cree, Inc."	COM	225447101	440	13090	Sh		Sole		13090	0	0
Cullen Frost Bankers Inc	COM	229899109	4028	70854	Sh		Sole		70854	0	0
CVS/Caremark Corporation	COM	126650100	4929	131155	Sh		Sole		131155	0	0
Danaher Corporation	COM	235851102	11911	224782	Sh		Sole		224782	0	0
Darden Restaurants Inc	COM	237194105	263	5293	Sh		Sole		5293	0	0
Devry Inc Del	COM	251893103	9832	166271	Sh		Sole		166271	0	0
Du Pont E I De Nemours	COM	263534109	9662	178757	Sh		Sole		178757	0	0
Edwards Lifesciences Corp	COM	28176E108	985	11295	Sh		Sole		11295	0	0
EMC Corporation	COM	268648102	251	9103	Sh		Sole		9103	0	0
Emerson Electric Co	COM	291011104	1604	28518	Sh		Sole		28518	0	0
Exelon Corporation	COM	30161N101	213	4966	Sh		Sole		4966	0	0
Expeditors Intl Wash Inc	COM	302130109	717	14000	Sh		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	18120	222665	Sh		Sole		222665	0	0
FMC Technologies	COM	30249U101	3159	70518	Sh		Sole		70518	0	0
Frontier Communications Corp	COM	35906A108	3412	422764	Sh		Sole		422764	0	0
General Electric Co	COM	369604103	15167	804201	Sh		Sole		804201	0	0
General Mills Inc	COM	370334104	754	20270	Sh		Sole		20270	0	0
Genuine Parts Co	COM	372460105	267	4900	Sh		Sole		4900	0	0
Gilead Sciences Inc	COM	375558103	7843	189393	Sh		Sole		189393	0	0
HCP Incorporated	COM	40414L109	9638	262674	Sh		Sole		262674	0	0
Hershey Foods Corp	COM	427866108	513	9026	Sh		Sole		9026	0	0
Hewlett Packard Co	COM	428236103	577	15846	Sh		Sole		15846	0	0
Home Depot Inc	COM	437076102	326	9000	Sh		Sole		9000	0	0
Idexx Laboratories Inc	COM	45168D104	10813	139419	Sh		Sole		139419	0	0
Intel Corporation	COM	458140100	6036	272405	Sh		Sole		272405	0	0
Intl Business Machines Corp	COM	459200101	1632	9516	Sh		Sole		9516	0	0
Ishares Iboxx Inv Grade Corp Bond Fund	IBOXX INV CPBD	464287242	3183	28902	Sh		Sole		28902	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	5732	119907	Sh		Sole		119907	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	10002	210128	Sh		Sole		210128	0	0
Ishares Russell 1000 Growth Index Fund	RUSSELL1000GRW	464287614	210	3456	Sh		Sole		3456	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	4548	85939	Sh		Sole		85939	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	1650	18400	Sh		Sole		18400	0	0
Ishares Tr US Treas Infl Protected	BARCLYS TIPS BD	464287176	1062	9600	Sh		Sole		9600	0	0
Johnson & Johnson	COM	478160104	9097	136749	Sh		Sole		136749	0	0
JPMorgan Chase & Co	COM	46625H100	451	11005	Sh		Sole		11005	0	0
Mac Gray Corporation	COM	554153106	2648	171402	Sh		Sole		171402	0	0
Marsh & McLennan Cos Inc	COM	571748102	284	9100	Sh		Sole		9100	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	6020	121448	Sh		Sole		121448	0	0
McDonalds Corp	COM	580135101	774	9183	Sh		Sole		9183	0	0
Medtronic Inc	COM	585055106	7871	204277	Sh		Sole		204277	0	0
Merck & Co Inc New	COM	58933Y105	1460	41384	Sh		Sole		41384	0	0
Microchip Technology Inc	COM	595017104	3776	99603	Sh		Sole		99603	0	0
Microsoft Corp	COM	594918104	11540	443865	Sh		Sole		443865	0	0
Monsanto Co New	COM	61166W101	251	3465	Sh		Sole		3465	0	0
Nalco Holdings	COM	62985Q101	7286	261988	Sh		Sole		261988	0	0
Noranda Aluminum Holding Corp.	COM	65542W107	454	30000	Sh		Sole		30000	0	0
Northern Trust Corp	COM	665859104	6854	149138	Sh		Sole		149138	0	0
NStar Ben Int	COM	67019E107	5533	120339	Sh		Sole		120339	0	0
Nuance Communications Inc	COM	67020Y100	4404	205130	Sh		Sole		205130	0	0
Oracle Systems Corp	COM	68389X105	224	6800	Sh		Sole		6800	0	0
Paychex Incorporated	COM	704326107	5983	194747	Sh		Sole		194747	0	0
Pepsico Incorporated	COM	713448108	10331	146678	Sh		Sole		146678	0	0
Pfizer Incorporated	COM	717081103	539	26179	Sh		Sole		26179	0	0
Philip Morris Intl Inc	COM	718172109	230	3449	Sh		Sole		3449	0	0
Portland General Electric Co	COM NEW	736508847	5508	217878	Sh		Sole		217878	0	0
Praxair Incorporated	COM	74005P104	2848	26276	Sh		Sole		26276	0	0
Procter & Gamble Co	COM	742718109	7828	123146	Sh		Sole		123146	0	0
Qualcomm Inc	COM	747525103	10765	189561	Sh		Sole		189561	0	0
Raytheon Co New	COM NEW	755111507	271	5441	Sh		Sole		5441	0	0
Ritchie Bros Auctioneers Inc	COM	767744105	476	17325	Sh		Sole		17325	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	261	3675	Sh		Sole		3675	0	0
Schlumberger Limited	COM	806857108	8355	96703	Sh		Sole		96703	0	0
Solera Holdings Inc	COM	83421A104	8416	142260	Sh		Sole		142260	0	0
Southern Company	COM	842587107	518	12828	Sh		Sole		12828	0	0
Spdr Gold Trust	GOLD SHS	78463V107	3034	20780	Sh		Sole		20780	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	5553	42080	Sh		Sole		42080	0	0
Staples Incorporated	COM	855030102	5657	358043	Sh		Sole		358043	0	0
Stericycle Inc	COM	858912108	7107	79741	Sh		Sole		79741	0	0
Stryker Corporation	COM	863667101	291	4950	Sh		Sole		4950	0	0
Suncor Inc	COM	867224107	320	8176	Sh		Sole		8176	0	0
Sycamore Networks Inc.	COM NEW	871206405	237	10650	Sh		Sole		10650	0	0
Sysco Incorporated	COM	871829107	268	8600	Sh		Sole		8600	0	0
Target Incorporated	COM	87612E106	201	4284	Sh		Sole		4284	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	929	19275	Sh		Sole		19275	0	0
Thermo Fisher Scientific Inc	COM	883556102	7446	115641	Sh		Sole		115641	0	0
Titanium Metals Corporation	COM NEW	888339207	605	33000	Sh		Sole		33000	0	0
UGI Corporation	COM	902681105	12057	378083	Sh		Sole		378083	0	0
Union Pacific Corp	COM	907818108	343	3283	Sh		Sole		3283	0	0
United Parcel Service Inc Cl B	CL B	911312106	6395	87683	Sh		Sole		87683	0	0
United Technologies Corp	COM	913017109	970	10957	Sh		Sole		10957	0	0
Valhi Incorporated	COM	918905100	5215	105000	Sh		Sole		105000	0	0
Valley National Bancorp	COM	919794107	4933	362481	Sh		Sole		362481	0	0
Vanguard Bond Index Fund	TOTAL BND MRKT	921937835	5936	73140	Sh		Sole		73140	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	16367	201983	Sh		Sole		201983	0	0
Verizon Communications Inc	COM	92343V104	428	11489	Sh		Sole		11489	0	0
Visa Corporation	COM CL A	92826C839	5531	65646	Sh		Sole		65646	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	1250	46792	Sh		Sole		46792	0	0
Walgreen Company	COM	931422109	8196	193031	Sh		Sole		193031	0	0
Watsco Inc	COM	942622200	2302	33865	Sh		Sole		33865	0	0
Wells Fargo & Company	COM	949746101	3221	114802	Sh		Sole		114802	0	0
Windstream Corp	COM	97381W104	4399	339462	Sh		Sole		339462	0	0
Wisdomtree Chinese Yuan Fund	CHINESE YUAN ETF	97717W182	3476	136740	Sh		Sole		136740	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	10728	198612	Sh		Sole		198612	0	0
S REPORT SUMMARY             126    DATA RECORDS          529672
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED